SHARE-BASED COMPENSATION - Summary of Assumptions Used in the Valuation Model (Details) - Options	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assumptions used in the valuation model
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		68.00%	67.00%
Award date one
Assumptions used in the valuation model
Expected volatility	69.00%
Expected term	3 years 2 months 1 day	3 years 6 months 29 days	4 years 2 months 1 day
Risk-free interest rate	4.46%	3.57%	2.08%
Award date two
Assumptions used in the valuation model
Expected volatility	70.00%
Expected term	3 years 9 months 14 days	4 years 3 months 14 days	4 years 9 months 14 days
Risk-free interest rate	4.73%	3.68%	2.78%
Award date three
Assumptions used in the valuation model
Expected volatility	70.00%
Expected term	5 years 3 months 14 days	5 years 3 months	6 years 3 months
Risk-free interest rate	4.65%	4.68%	1.84%
Award date four
Assumptions used in the valuation model
Expected volatility	70.00%
Expected term	5 years 5 months 15 days
Risk-free interest rate	4.65%